LORD ABBETT AFFILIATED FUND, INC.

Supplement dated December 17, 2019 to the

Prospectus and Statement of Additional Information dated March 1, 2019, as supplemented

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 11 of the prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Walter H. Prahl, Partner and Director	2013
Marc Pavese, Partner and Portfolio Manager	2013
Darnell C. Azeez, Portfolio Manager	2019
Servesh Tiwari, Portfolio Manager	2019

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 25 of the prospectus:

Walter H. Prahl, Partner and Director, heads the Fund’s team. Mr. Prahl joined Lord Abbett in 1997 and has been a member of the Fund’s team since 2013. Additional members of the team are Marc Pavese, Partner and Portfolio Manager, Darnell C. Azeez, Portfolio Manager, and Servesh Tiwari, Portfolio Manager. Messrs. Pavese, Azeez, and Tiwari joined Lord Abbett in 2008, 2002, and 2015, respectively, and have been members of the Fund’s team since 2013, 2019, and 2019, respectively. Mr. Tiwari was formerly a Vice President at Goldman Sachs from 2007 to 2015. Messrs. Prahl, Pavese, Azeez, and Tiwari are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Affiliated Fund[1]
Walter H. Prahl	2	1,912.3	0	0	0	0
Marc Pavese	2	1,912.3	0	0	0	0
Darnell C. Azeez	2	1,912.3	0	0	0	0
Servesh Tiwari	2	1,912.3	0	0	0	0
[1] Data is as of November 29, 2019.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-3 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Affiliated Fund
Walter H. Prahl	Over $1,000,000
Marc Pavese	$100,001-$500,000
Darnell C. Azeez[1]	$500,001-$1,000,000
Servesh Tiwari[1]	$0
[1] Data is as of November 29, 2019.

Please retain this document for your future reference.